Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000041880 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Class Name	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Trading Symbol	PDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund slightly lagged the broader developed market equity asset class due primarily to its specific security exposures within the financials, consumer staples, and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE RAFITM Developed ex US Mid-Small 1500 Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.97%, differed from the return of the Index, 20.71%, primarily due to fees and expenses that the Fund incurred during the period as well as the impact of foreign fair valuation, which were partially offset by the favorable dividend tax withholding on foreign securities as well as income from the securities lending program in which the Fund participates.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials and materials sectors, respectively.
Positions | SCREEN Holdings Co. Ltd., an information technology company (no longer held at fiscal year-end), and Hanwha Aerospace Co. Ltd., an industrials company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | HelloFresh SE, a consumer staples company (no longer held at fiscal year-end), and United Energy Group Ltd., an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF — NAV Return	19.97%	4.15%	4.77%
FTSE RAFI™ Developed ex U.S. Mid-Small 1500 Index (Net)	20.71%	4.53%	5.14%
MSCI World ex USA IMI Index	23.81%	6.29%	5.33%
MSCI EAFE® Small Cap Index (Net)	22.96%	4.10%	5.73%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ Developed ex U.S. Mid-Small 1500 Index (Net) to the MSCI World ex USA IMI Index to reflect that the MSCI World ex USA IMI Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 400,740,967
Holdings Count | Holding	1,487
Advisory Fees Paid, Amount	$ 2,407,883
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$400,740,967
Total number of portfolio holdings	1,487
Total advisory fees paid	$2,407,883
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Doosan Co. Ltd.	0.28%
IAMGOLD Corp.	0.28%
Hanwha Aerospace Co. Ltd.	0.27%
Canadian Western Bank	0.27%
ASICS Corp.	0.25%
Pan American Silver Corp.	0.25%
AAC Technologies Holdings, Inc.	0.24%
Stelco Holdings, Inc.	0.23%
Eldorado Gold Corp.	0.23%
Alps Alpine Co. Ltd.	0.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Doosan Co. Ltd.	0.28%
IAMGOLD Corp.	0.28%
Hanwha Aerospace Co. Ltd.	0.27%
Canadian Western Bank	0.27%
ASICS Corp.	0.25%
Pan American Silver Corp.	0.25%
AAC Technologies Holdings, Inc.	0.24%
Stelco Holdings, Inc.	0.23%
Eldorado Gold Corp.	0.23%
Alps Alpine Co. Ltd.	0.21%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees approved changes to the name, investment objective, underlying index, principal investment strategy and annual unitary management fee of the Fund. The Fund’s name will change to Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF, the underlying index will change to RAFITM Fundamental Select Developed ex US 1500 Index (“New Underlying Index”) and the unitary management fee will be reduced to 0.47% of the Fund's average daily net assets. The investment objective of the Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and the Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of the New Underlying Index. These changes will be effective on March 24, 2025.

Material Fund Change Name [Text Block]	The Fund’s name will change to Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF, the underlying index will change to RAFITM Fundamental Select Developed ex US 1500 Index (“New Underlying Index”) and the unitary management fee will be reduced to 0.47% of the Fund's average daily net assets.
Material Fund Change Objectives [Text Block]	The investment objective of the Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and the Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of the New Underlying Index.
Material Fund Change Expenses [Text Block]	The Fund’s name will change to Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF, the underlying index will change to RAFITM Fundamental Select Developed ex US 1500 Index (“New Underlying Index”) and the unitary management fee will be reduced to 0.47% of the Fund's average daily net assets.
Material Fund Change Strategies [Text Block]	The investment objective of the Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and the Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of the New Underlying Index.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000041881 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Class Name	Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Trading Symbol	PXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco FTSE RAFI Developed Markets ex-U.S. ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund lagged the broader developed market equity asset class due primarily to its specific security exposures within the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE RAFITM Developed ex U.S. 1000 Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 22.84%, differed from the return of the Index, 23.12%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and materials sectors, respectively.
Positions | HSBC Holdings PLC, a financials company, and Royal Bank of Canada, a financials company.
What detracted from performance?
Sector Allocations |  Information technology sector.
Positions | Atos SE, an information technology company (no longer held at fiscal year-end), and BP PLC, an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco FTSE RAFI Developed Markets ex-U.S. ETF — NAV Return	22.84%	7.50%	5.32%
FTSE RAFI™ Developed ex U.S. 1000 Index (Net)	23.12%	7.68%	5.51%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ Developed ex U.S. 1000 Index (Net) to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,697,209,712
Holdings Count | Holding	1,030
Advisory Fees Paid, Amount	$ 7,594,617
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,697,209,712
Total number of portfolio holdings	1,030
Total advisory fees paid	$7,594,617
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Shell PLC	2.34%
TotalEnergies SE	1.24%
Samsung Electronics Co. Ltd.	1.14%
Toyota Motor Corp.	1.00%
HSBC Holdings PLC	1.00%
BP PLC	0.93%
Roche Holding AG	0.92%
Royal Bank of Canada	0.90%
BHP Group Ltd.	0.85%
Nestle S.A.	0.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Shell PLC	2.34%
TotalEnergies SE	1.24%
Samsung Electronics Co. Ltd.	1.14%
Toyota Motor Corp.	1.00%
HSBC Holdings PLC	1.00%
BP PLC	0.93%
Roche Holding AG	0.92%
Royal Bank of Canada	0.90%
BHP Group Ltd.	0.85%
Nestle S.A.	0.82%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees approved changes to the name, investment objective, underlying index, principal investment strategy and annual unitary management fee of the Fund. The Fund’s name will change to Invesco RAFI Developed Markets ex-U.S. ETF, the underlying index will change to RAFITM Fundamental Select Developed ex US 1000 Index (“New Underlying Index”) and the unitary management fee will be reduced to 0.43% of the Fund's average daily net assets. The investment objective of the Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and the Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of the New Underlying Index. These changes will be effective on March 24, 2025.

Material Fund Change Name [Text Block]	The Fund’s name will change to Invesco RAFI Developed Markets ex-U.S. ETF, the underlying index will change to RAFITM Fundamental Select Developed ex US 1000 Index (“New Underlying Index”) and the unitary management fee will be reduced to 0.43% of the Fund's average daily net assets.
Material Fund Change Objectives [Text Block]	The investment objective of the Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and the Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of the New Underlying Index.
Material Fund Change Expenses [Text Block]	The Fund’s name will change to Invesco RAFI Developed Markets ex-U.S. ETF, the underlying index will change to RAFITM Fundamental Select Developed ex US 1000 Index (“New Underlying Index”) and the unitary management fee will be reduced to 0.43% of the Fund's average daily net assets.
Material Fund Change Strategies [Text Block]	The investment objective of the Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and the Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of the New Underlying Index.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000041883 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco FTSE RAFI Emerging Markets ETF
Class Name	Invesco FTSE RAFI Emerging Markets ETF
Trading Symbol	PXH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco FTSE RAFI Emerging Markets ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco FTSE RAFI Emerging Markets ETF	$56	0.49%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund outperformed the broader emerging market equities asset class due primarily to its specific security exposures within the financials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE RAFITM Emerging Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.95%, differed from the return of the Index, 31.01%, primarily due to fees and expenses that the Fund incurred during the period as well as the negative impact of foreign fair valuation and capital gains taxes on Indian securities.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology and consumer discretionary sectors, respectively.
Positions | Taiwan Semiconductor Manufacturing Co. Ltd., an information technology company, and Tencent Holdings Ltd., a communication services company.
What detracted from performance?
Sector Allocations |  Real estate sector.
Positions | Vale S.A., a materials company, and Sasol Ltd., a materials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco FTSE RAFI Emerging Markets ETF — NAV Return	28.95%	4.88%	4.21%
FTSE RAFI™ Emerging Index (Net)	31.01%	5.76%	4.92%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,235,098,816
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 5,952,010
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,235,098,816
Total number of portfolio holdings	419
Total advisory fees paid	$5,952,010
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.28%
Alibaba Group Holding Ltd.	4.78%
Tencent Holdings Ltd.	3.26%
Industrial & Commercial Bank of China Ltd., H Shares	2.65%
China Construction Bank Corp., H Shares	2.51%
Ping An Insurance (Group) Co. of China Ltd., H Shares	2.46%
Vale S.A.	2.04%
Petroleo Brasileiro S.A., Preference Shares	2.01%
Bank of China Ltd., H Shares	1.85%
JD.com, Inc., A Shares	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.28%
Alibaba Group Holding Ltd.	4.78%
Tencent Holdings Ltd.	3.26%
Industrial & Commercial Bank of China Ltd., H Shares	2.65%
China Construction Bank Corp., H Shares	2.51%
Ping An Insurance (Group) Co. of China Ltd., H Shares	2.46%
Vale S.A.	2.04%
Petroleo Brasileiro S.A., Preference Shares	2.01%
Bank of China Ltd., H Shares	1.85%
JD.com, Inc., A Shares	1.79%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees approved changes to the name, investment objective, underlying index, principal investment strategy and annual unitary management fee of the Fund. The Fund’s name will change to Invesco RAFI Emerging Markets ETF, the underlying index will change to RAFITM Fundamental Select Emerging Markets 350 Index (“New Underlying Index”) and the unitary management fee will be reduced to 0.47% of the Fund's average daily net assets. The investment objective of the Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and the Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of the New Underlying Index. These changes will be effective on March 24, 2025.

Material Fund Change Name [Text Block]	The Fund’s name will change to Invesco RAFI Emerging Markets ETF, the underlying index will change to RAFITM Fundamental Select Emerging Markets 350 Index (“New Underlying Index”) and the unitary management fee will be reduced to 0.47% of the Fund's average daily net assets.
Material Fund Change Objectives [Text Block]	The investment objective of the Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and the Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of the New Underlying Index.
Material Fund Change Expenses [Text Block]	The Fund’s name will change to Invesco RAFI Emerging Markets ETF, the underlying index will change to RAFITM Fundamental Select Emerging Markets 350 Index (“New Underlying Index”) and the unitary management fee will be reduced to 0.47% of the Fund's average daily net assets.
Material Fund Change Strategies [Text Block]	The investment objective of the Fund will change to track the investment results (before fees and expenses) of the New Underlying Index, and the Fund’s principal investment strategy will change to generally invest at least 90% of its total assets in the components of the New Underlying Index.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000041898 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Water ETF
Class Name	Invesco Global Water ETF
Trading Symbol	PIO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Water ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Water ETF	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, global equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund outperformed the broader global equities asset class primarily due to its overweight allocation to the industrials sector and underweight allocation to the materials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq OMX Global WaterTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on the securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.10%, differed from the return of the Index, 28.59%, primarily due to fees and expenses the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Industrial machinery & supplies & components sub-industry, followed by the building products and life sciences tools & services sub-industries, respectively.
Positions | Pentair PLC, an industrial machinery & supplies & components company, and Danaher Corp., a life sciences tools and services company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  Electric utilities sub-industry.
Positions | Nomura Micro Science Co. Ltd., an industrial machinery & supplies & components company, and Core & Main, Inc., a trading companies & distributors company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Water ETF — NAV Return	28.10%	8.07%	6.99%
Nasdaq OMX Global WaterTM Index	28.59%	8.38%	7.20%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 269,681,504
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,082,675
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$269,681,504
Total number of portfolio holdings	41
Total advisory fees paid	$2,082,675
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Pentair PLC	9.29%
Ecolab, Inc.	8.07%
Roper Technologies, Inc.	8.07%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	7.91%
Veolia Environnement S.A.	5.08%
Ebara Corp.	4.73%
Geberit AG	4.07%
Xylem, Inc.	3.67%
Veralto Corp.	3.59%
Waters Corp.	3.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Pentair PLC	9.29%
Ecolab, Inc.	8.07%
Roper Technologies, Inc.	8.07%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	7.91%
Veolia Environnement S.A.	5.08%
Ebara Corp.	4.73%
Geberit AG	4.07%
Xylem, Inc.	3.67%
Veralto Corp.	3.59%
Waters Corp.	3.27%
* Excluding money market fund holdings, if any.

Updated Prospectus Web Address	invesco.com/ETFs
C000041899 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Clean Energy ETF
Class Name	Invesco Global Clean Energy ETF
Trading Symbol	PBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Clean Energy ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Clean Energy ETF	$74	0.75%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, clean energy showed signs of a recovery coming into 2024, however, U.S. tariffs on China and profitability concerns with U.S. solar weighed heavily on an already battered industry. Interest rate cuts and a potential bottoming in polysilicon prices created some optimism, but not enough to offset the poor momentum in U.S. solar during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the WilderHill New Energy Global Innovation Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, (1.80)%, differed from the return of the Index, (1.50)%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Renewable electricity sub-industry, followed by the heavy electrical equipment and automative retail sub-industries, respectively.
Positions | EVgo, Inc., an automotive retail company, and LS Electric Co. Ltd., an electrical components & equipment company.
What detracted from performance?
Sub-Industry Allocations |  Semiconductors sub-industry, followed by the electrical components & equipment and automobile manufacturers sub-industries, respectively.
Positions | Meyer Burger Technology AG, a semiconductors company, and Fisker, Inc., an automobile manufacturers company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Clean Energy ETF — NAV Return	(1.80)%	2.11%	2.03%
WilderHill New Energy Global Innovation Index	(1.50)%	2.18%	2.18%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 97,273,409
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 910,901
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$97,273,409
Total number of portfolio holdings	112
Total advisory fees paid	$910,901
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
EVgo, Inc.	1.98%
Eos Energy Enterprises, Inc.	1.55%
XPeng, Inc., ADR	1.53%
JinkoSolar Holding Co. Ltd., ADR	1.29%
Yadea Group Holdings Ltd.	1.28%
Flat Glass Group Co. Ltd., H Shares	1.25%
NIO, Inc., ADR	1.25%
Ganfeng Lithium Group Co. Ltd., H Shares	1.21%
Tianneng Power International Ltd.	1.16%
Xinyi Solar Holdings Ltd.	1.13%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EVgo, Inc.	1.98%
Eos Energy Enterprises, Inc.	1.55%
XPeng, Inc., ADR	1.53%
JinkoSolar Holding Co. Ltd., ADR	1.29%
Yadea Group Holdings Ltd.	1.28%
Flat Glass Group Co. Ltd., H Shares	1.25%
NIO, Inc., ADR	1.25%
Ganfeng Lithium Group Co. Ltd., H Shares	1.21%
Tianneng Power International Ltd.	1.16%
Xinyi Solar Holdings Ltd.	1.13%
* Excluding money market fund holdings, if any.

C000041900 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P International Developed Quality ETF
Class Name	Invesco S&P International Developed Quality ETF
Trading Symbol	IDHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P International Developed Quality ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P International Developed Quality ETF	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund slightly lagged the broader developed market equity asset class due primarily to its overweight allocation to the energy sector and underweight allocation to the financials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P Quality Developed ex-U.S. LargeMidCap Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 21.17%, differed from the return of the Index, 21.43%, primarily due to fees and expenses that the Fund incurred during the period, which were partially offset by favorable dividend tax withholding on foreign securities.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the information technology and health care sectors, respectively.
Positions | ASML Holding N.V., an information technology company, and Novo Nordisk A/S, Class B, a health care company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Nestle S.A., a consumer staples company, and AstraZeneca PLC, a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P International Developed Quality ETF — NAV Return	21.17%	6.67%	6.85%
Blended - S&P Quality Developed ex-U.S. LargeMidCap Index (Net)	21.43%	6.83%	7.01%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Quality Developed ex-U.S. LargeMidCap Index to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 382,254,155
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 842,816
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$382,254,155
Total number of portfolio holdings	185
Total advisory fees paid	$842,816
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novartis AG	5.38%
Nestle S.A.	4.66%
Novo Nordisk A/S, Class B	4.07%
Roche Holding AG	3.96%
SAP SE	3.36%
ASML Holding N.V.	3.32%
AstraZeneca PLC	3.18%
Unilever PLC	2.93%
LVMH Moet Hennessy Louis Vuitton SE	2.50%
TotalEnergies SE	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novartis AG	5.38%
Nestle S.A.	4.66%
Novo Nordisk A/S, Class B	4.07%
Roche Holding AG	3.96%
SAP SE	3.36%
ASML Holding N.V.	3.32%
AstraZeneca PLC	3.18%
Unilever PLC	2.93%
LVMH Moet Hennessy Louis Vuitton SE	2.50%
TotalEnergies SE	2.19%
* Excluding money market fund holdings, if any.

C000053050 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Sovereign Debt ETF
Class Name	Invesco Emerging Markets Sovereign Debt ETF
Trading Symbol	PCY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Sovereign Debt ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Sovereign Debt ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market sovereign debt benefited from relatively lower longer term U.S. interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in emerging market sovereign bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the DBIQ Emerging Markets USD Liquid Balanced Index (the “Index”). The Fund generally will invest at least 80% of its total assets in components that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 23.11%, differed from the return of the Index, 23.56%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Country Allocations |  Pakistan bonds, followed by Egypt bonds and El Salvador bonds, respectively.
Positions | Pakistan Government International Bond, 6.88% coupon, due 12/05/2027, followed by Pakistan Government International Bond, 7.38% coupon, due 04/08/2031.
What detracted from performance?
Country Allocations |  No country detracted from the Fund's performance during the period.
Positions | Peruvian Government International Bond, 5.88% coupon, due 08/08/2054, followed by Guatemala Government Bond, 6.55% coupon, due 02/06/2037.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Sovereign Debt ETF — NAV Return	23.11%	(1.10)%	2.00%
DBIQ Emerging Markets USD Liquid Balanced Index	23.56%	(1.37)%	2.16%
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%
JP Morgan Emerging Market Bond Global Index	17.62%	0.75%	2.77%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan Emerging Market Bond Global Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,354,859,071
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 7,281,411
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,354,859,071
Total number of portfolio holdings	94
Total advisory fees paid	$7,281,411
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Republic of Kenya Government International Bond, 7.25%, 02/28/2028	1.62%
Republic of Kenya Government International Bond, 8.25%, 02/28/2048	1.61%
Kazakhstan Government International Bond, 6.50%, 07/21/2045	1.58%
Kazakhstan Government International Bond, 4.88%, 10/14/2044	1.55%
El Salvador Government International Bond, 7.63%, 02/01/2041	1.25%
Pakistan Government International Bond, 7.38%, 04/08/2031	1.21%
Pakistan Government International Bond, 6.88%, 12/05/2027	1.20%
Pakistan Government International Bond, 8.88%, 04/08/2051	1.20%
El Salvador Government International Bond, 9.50%, 07/15/2052	1.17%
El Salvador Government International Bond, 8.25%, 04/10/2032	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Republic of Kenya Government International Bond, 7.25%, 02/28/2028	1.62%
Republic of Kenya Government International Bond, 8.25%, 02/28/2048	1.61%
Kazakhstan Government International Bond, 6.50%, 07/21/2045	1.58%
Kazakhstan Government International Bond, 4.88%, 10/14/2044	1.55%
El Salvador Government International Bond, 7.63%, 02/01/2041	1.25%
Pakistan Government International Bond, 7.38%, 04/08/2031	1.21%
Pakistan Government International Bond, 6.88%, 12/05/2027	1.20%
Pakistan Government International Bond, 8.88%, 04/08/2051	1.20%
El Salvador Government International Bond, 9.50%, 07/15/2052	1.17%
El Salvador Government International Bond, 8.25%, 04/10/2032	1.14%
* Excluding money market fund holdings, if any.

C000053052 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Corporate Bond ETF
Class Name	Invesco International Corporate Bond ETF
Trading Symbol	PICB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Corporate Bond ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Corporate Bond ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P International Corporate Bond Index® (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 11.39%, differed from the return of the Index, 11.12%, primarily due to positive impacts from sampling, which were partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the utilities and communication services sectors, respectively.
Positions | Bank of Nova Scotia (The), 4.68% coupon, due 02/01/2029, followed by Electricite de France S.A., 6.00% coupon, due 01/23/2114.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Rothesay Life PLC, 7.73% coupon, due 05/16/2033, followed by Thames Water Utilities Finance PLC, 7.75% coupon, due 04/30/2044 (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Corporate Bond ETF — NAV Return	11.39%	(1.83)%	(0.66)%
S&P International Corporate Bond Index® (Net)	11.12%	(1.84)%	(0.70)%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%
Bloomberg Pan-European Aggregate Index	11.17%	(2.88)%	(1.15)%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Pan-European Aggregate Index to the MSCI ACWI ex USA® Index (Net) to reflect that the MSCI ACWI ex USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 126,462,609
Holdings Count | Holding	603
Advisory Fees Paid, Amount	$ 636,593
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$126,462,609
Total number of portfolio holdings	603
Total advisory fees paid	$636,593
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Toronto-Dominion Bank (The), 4.21%, 06/01/2027	0.57%
Electricite de France S.A., 5.50%, 10/17/2041	0.55%
Enel Finance International N.V., 5.75%, 09/14/2040	0.55%
Toronto-Dominion Bank (The), 4.68%, 01/08/2029	0.53%
Bank of Montreal, 4.71%, 12/07/2027	0.52%
NTT Finance Corp., Series 16, 0.18%, 12/19/2025	0.52%
NTT Finance Corp., Series 17, 0.28%, 12/20/2027	0.51%
Electricite de France S.A., 6.13%, 06/02/2034	0.51%
NTT Finance Corp., Series 18, 0.38%, 09/20/2030	0.50%
Royal Bank of Canada, 4.63%, 05/01/2028	0.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Toronto-Dominion Bank (The), 4.21%, 06/01/2027	0.57%
Electricite de France S.A., 5.50%, 10/17/2041	0.55%
Enel Finance International N.V., 5.75%, 09/14/2040	0.55%
Toronto-Dominion Bank (The), 4.68%, 01/08/2029	0.53%
Bank of Montreal, 4.71%, 12/07/2027	0.52%
NTT Finance Corp., Series 16, 0.18%, 12/19/2025	0.52%
NTT Finance Corp., Series 17, 0.28%, 12/20/2027	0.51%
Electricite de France S.A., 6.13%, 06/02/2034	0.51%
NTT Finance Corp., Series 18, 0.38%, 09/20/2030	0.50%
Royal Bank of Canada, 4.63%, 05/01/2028	0.50%
* Excluding money market fund holdings, if any.

C000057374 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Developed Markets Momentum ETF
Class Name	Invesco Dorsey Wright Developed Markets Momentum ETF
Trading Symbol	PIZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Developed Markets Momentum ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Developed Markets Momentum ETF	$94	0.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. Given the Fund's focus on developed market equities, it largely benefited from the market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Developed Markets Technical Leaders™ Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 35.67%, differed from the return of the Index, 36.71%, primarily due to the daily compounding of fees during a period of high returns.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials sector.
Positions | ASM International N.V., an information technology company (no longer held at fiscal year-end) and Constellation Software, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Energy sector.
Positions | HLB Co., Ltd., a healthcare company (no longer held at fiscal year-end) and Whitecap Resources Inc., and energy company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Developed Markets Momentum ETF — NAV Return	35.67%	7.74%	5.62%
Dorsey Wright Developed Markets Technical Leaders™ Index (Net)	36.71%	8.47%	6.43%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Dorsey Wright Developed Markets Technical Leaders™ Index (Net) to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 136,210,842
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,038,940
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$136,210,842
Total number of portfolio holdings	102
Total advisory fees paid	$1,038,940
Portfolio turnover rate	114%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
InterContinental Hotels Group PLC	3.04%
Constellation Software, Inc.	2.86%
REA Group Ltd.	2.75%
Descartes Systems Group, Inc. (The)	2.62%
Belimo Holding AG	2.60%
Novo Nordisk A/S, Class B	2.34%
Flughafen Zureich AG	2.34%
Dollarama, Inc.	2.22%
Halma PLC	2.09%
Mizrahi Tefahot Bank Ltd.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
InterContinental Hotels Group PLC	3.04%
Constellation Software, Inc.	2.86%
REA Group Ltd.	2.75%
Descartes Systems Group, Inc. (The)	2.62%
Belimo Holding AG	2.60%
Novo Nordisk A/S, Class B	2.34%
Flughafen Zureich AG	2.34%
Dollarama, Inc.	2.22%
Halma PLC	2.09%
Mizrahi Tefahot Bank Ltd.	2.04%
* Excluding money market fund holdings, if any.

C000057375 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Emerging Markets Momentum ETF
Class Name	Invesco Dorsey Wright Emerging Markets Momentum ETF
Trading Symbol	PIE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Emerging Markets Momentum ETF	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund's focus on momentum within emerging market equities resulted in underperformance versus the MSCI Emerging Markets Index (Net).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Emerging Markets Technical Leaders™ Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 17.19%, differed from the return of the Index, 20.35%, primarily due to fees and expenses that the Fund incurred during the period along with the impact of foreign fair valuation and sampling.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the consumer staples sector.
Positions | Topco Scientific Co. Ltd., an information technology company and Taiwan Semiconductor Manufacturing Co. Ltd., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Turk Traktor ve Ziraat Makineleri A.S., an industrials company (no longer held at fiscal year-end) and Wiwynn Corp., an information technology company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Emerging Markets Momentum ETF — NAV Return	17.19%	3.87%	2.62%
Dorsey Wright Emerging Markets Technical Leaders™ Index (Net)	20.35%	5.88%	4.33%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Dorsey Wright Emerging Markets Technical Leaders™ Index (Net) to the MSCI Emerging Markets Index (Net) to reflect that the MSCI Emerging Markets Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 123,269,342
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,156,323
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$123,269,342
Total number of portfolio holdings	101
Total advisory fees paid	$1,156,323
Portfolio turnover rate	175%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Topco Scientific Co. Ltd.	3.30%
Charoen Pokphand Enterprise (Taiwan) Co. Ltd.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.95%
Clicks Group Ltd.	2.53%
Shiny Chemical Industrial Co. Ltd.	2.43%
QL Resources Bhd.	2.39%
Lien Hwa Industrial Holdings Corp.	2.21%
Goldsun Building Materials Co. Ltd.	2.18%
China Shenhua Energy Co. Ltd., H Shares	2.03%
Kaori Heat Treatment Co. Ltd.	1.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Topco Scientific Co. Ltd.	3.30%
Charoen Pokphand Enterprise (Taiwan) Co. Ltd.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.95%
Clicks Group Ltd.	2.53%
Shiny Chemical Industrial Co. Ltd.	2.43%
QL Resources Bhd.	2.39%
Lien Hwa Industrial Holdings Corp.	2.21%
Goldsun Building Materials Co. Ltd.	2.18%
China Shenhua Energy Co. Ltd., H Shares	2.03%
Kaori Heat Treatment Co. Ltd.	1.98%
* Excluding money market fund holdings, if any.

C000106969 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P International Developed Momentum ETF
Class Name	Invesco S&P International Developed Momentum ETF
Trading Symbol	IDMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P International Developed Momentum ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P International Developed Momentum ETF	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. Given the Fund's focus on securities with strong recent performance and the continued strength of equities during the period, the Fund outperformed the broader developed market equity asset class.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P World Ex-U.S. Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 31.34%, differed from the return of the Index, 31.64%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials and information technology sectors, respectively.
Positions | SAP SE, an information technology company, and Hitachi Ltd., an industrials company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Toyota Motor Corp., a consumer discretionary company (no longer held at fiscal year-end), and Tokyo Electron Ltd., an information technology company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P International Developed Momentum ETF — NAV Return	31.34%	11.78%	6.68%
Blended - Invesco S&P International Developed Momentum ETF Benchmark	31.64%	11.92%	6.97%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P World Ex-U.S. Momentum Index to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 260,095,459
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 449,954
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$260,095,459
Total number of portfolio holdings	185
Total advisory fees paid	$449,954
Portfolio turnover rate	115%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	6.07%
SAP SE	4.72%
Commonwealth Bank of Australia	2.94%
Hitachi Ltd.	2.31%
Mitsubishi UFJ Financial Group, Inc.	2.21%
Schneider Electric SE	2.01%
RELX PLC	1.86%
Allianz SE	1.78%
Recruit Holdings Co. Ltd.	1.75%
Deutsche Telekom AG	1.75%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	6.07%
SAP SE	4.72%
Commonwealth Bank of Australia	2.94%
Hitachi Ltd.	2.31%
Mitsubishi UFJ Financial Group, Inc.	2.21%
Schneider Electric SE	2.01%
RELX PLC	1.86%
Allianz SE	1.78%
Recruit Holdings Co. Ltd.	1.75%
Deutsche Telekom AG	1.75%
* Excluding money market fund holdings, if any.

C000106970 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P International Developed Low Volatility ETF
Class Name	Invesco S&P International Developed Low Volatility ETF
Trading Symbol	IDLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P International Developed Low Volatility ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P International Developed Low Volatility ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. Given the Fund's focus on low volatility developed market equities, it lagged the broader developed market equity asset class.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P BMI International Developed Low VolatilityTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 17.10%, differed from the return of the Index, 17.26%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and consumer staples sectors, respectively.
Positions | Manulife Financial Corp., a financials company, and Westpac Banking Corp., a financials company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Spark New Zealand Ltd., a communication services company, and CA Immobilien Anlagen AG, a real estate company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P International Developed Low Volatility ETF — NAV Return	17.10%	0.36%	2.87%
S&P BMI International Developed Low Volatility™ Index (Net)	17.26%	0.41%	2.92%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P BMI International Developed Low Volatility™ Index (Net) to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 257,693,659
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,106,055
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$257,693,659
Total number of portfolio holdings	202
Total advisory fees paid	$1,106,055
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Pembina Pipeline Corp.	0.75%
Koninklijke KPN N.V.	0.75%
Deutsche Telekom AG	0.70%
London Stock Exchange Group PLC	0.69%
Danone S.A.	0.66%
Singapore Exchange Ltd.	0.65%
United Overseas Bank Ltd.	0.65%
Zurich Insurance Group AG	0.65%
Oversea-Chinese Banking Corp. Ltd.	0.63%
Groupe Bruxelles Lambert N.V.	0.61%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Pembina Pipeline Corp.	0.75%
Koninklijke KPN N.V.	0.75%
Deutsche Telekom AG	0.70%
London Stock Exchange Group PLC	0.69%
Danone S.A.	0.66%
Singapore Exchange Ltd.	0.65%
United Overseas Bank Ltd.	0.65%
Zurich Insurance Group AG	0.65%
Oversea-Chinese Banking Corp. Ltd.	0.63%
Groupe Bruxelles Lambert N.V.	0.61%
* Excluding money market fund holdings, if any.

C000106971 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Emerging Markets Momentum ETF
Class Name	Invesco S&P Emerging Markets Momentum ETF
Trading Symbol	EEMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Emerging Markets Momentum ETF	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. Given the Fund's focus on securities with strong recent performance and the continued strength of equities during the period, the Fund outperformed the broader emerging market equity asset class.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P Momentum Emerging Plus LargeMidCap Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities of companies that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 30.19%, differed from the return of the Index, 36.09%, primarily due to fees and expenses incurred by the Fund during the period, the negative impact of foreign fair valuation, and the negative effect of capital gains tax on Indian securities.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and information technology sectors, respectively.
Positions | Bharti Airtel Ltd., a communication services company, and Quanta Computer, Inc., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Infosys Ltd., an information technology company, and Ecopro Co. Ltd., an industrials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Emerging Markets Momentum ETF — NAV Return	30.19%	2.35%	1.19%
Blended - S&P Momentum Emerging Plus LargeMidCap Index (Net)	36.09%	3.91%	2.92%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Momentum Emerging Plus LargeMidCap Index to the MSCI Emerging Markets Index (Net) to reflect that the MSCI Emerging Markets Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 9,071,496
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 20,849
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$9,071,496
Total number of portfolio holdings	219
Total advisory fees paid	$20,849
Portfolio turnover rate	104%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.89%
Hon Hai Precision Industry Co. Ltd.	4.27%
Infosys Ltd.	3.42%
Bharti Airtel Ltd.	3.38%
MediaTek, Inc.	3.30%
Mahindra & Mahindra Ltd.	2.00%
NU Holdings Ltd., Class A	1.76%
Zomato Ltd.	1.74%
ACWA Power Co.	1.50%
NTPC Ltd.	1.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.89%
Hon Hai Precision Industry Co. Ltd.	4.27%
Infosys Ltd.	3.42%
Bharti Airtel Ltd.	3.38%
MediaTek, Inc.	3.30%
Mahindra & Mahindra Ltd.	2.00%
NU Holdings Ltd., Class A	1.76%
Zomato Ltd.	1.74%
ACWA Power Co.	1.50%
NTPC Ltd.	1.44%
* Excluding money market fund holdings, if any.

C000106972 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Emerging Markets Low Volatility ETF
Class Name	Invesco S&P Emerging Markets Low Volatility ETF
Trading Symbol	EELV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P Emerging Markets Low Volatility ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Emerging Markets Low Volatility ETF	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. Given the Fund's focus on low volatility emerging market equities, it lagged the broader emerging market equity asset class.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P BMI Emerging Markets Low Volatility IndexTM (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 17.61%, differed from the return of the Index, 19.20%, primarily due to fees and expenses incurred by the Fund during the period, as well as the effect of good faith fair valuation on securities held by the Fund.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology and communication services sectors, respectively.
Positions | Hon Hai Precision Industry Co. Ltd., an information technology company (no longer held at fiscal year-end) and Chicony Electronics Co. Ltd., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Materials sector, followed by the energy sector.
Positions | Formosa Plastics Corp., a materials company, and Formas Petrochemical Corp., an energy company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Emerging Markets Low Volatility ETF — NAV Return	17.61%	5.29%	2.61%
S&P BMI Emerging Markets Low Volatility Index™ (Net)	19.20%	6.18%	3.45%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P BMI Emerging Markets Low Volatility Index™ (Net) to the MSCI Emerging Markets Index (Net) to reflect that the MSCI Emerging Markets Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 412,776,927
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 1,596,705
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$412,776,927
Total number of portfolio holdings	204
Total advisory fees paid	$1,596,705
Portfolio turnover rate	78%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
IHH Healthcare Bhd.	1.06%
RHB Bank Bhd.	0.97%
Malayan Banking Bhd.	0.95%
Tisco Financial Group PCL, NVDR	0.94%
Chunghwa Telecom Co. Ltd.	0.90%
President Chain Store Corp.	0.88%
Saudi Arabian Oil Co.	0.85%
Taiwan High Speed Rail Corp.	0.85%
Chang Hwa Commercial Bank Ltd.	0.85%
Hong Leong Bank Bhd.	0.83%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
IHH Healthcare Bhd.	1.06%
RHB Bank Bhd.	0.97%
Malayan Banking Bhd.	0.95%
Tisco Financial Group PCL, NVDR	0.94%
Chunghwa Telecom Co. Ltd.	0.90%
President Chain Store Corp.	0.88%
Saudi Arabian Oil Co.	0.85%
Taiwan High Speed Rail Corp.	0.85%
Chang Hwa Commercial Bank Ltd.	0.85%
Hong Leong Bank Bhd.	0.83%
* Excluding money market fund holdings, if any.

C000126877 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global ex-US High Yield Corporate Bond ETF
Class Name	Invesco Global ex-US High Yield Corporate Bond ETF
Trading Symbol	PGHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global ex-US High Yield Corporate Bond ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global ex-US High Yield Corporate Bond ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the global high yield bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in global high yield bonds outside the United States, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE USD Global High Yield Excluding US Issuers Constrained Index (the “Index”). The Fund generally will invest at least 80% of its total assets in components that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 15.68%, differed from the return of the Index, 16.22%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Energy sector, followed by the materials and communication services sectors, respectively.
Positions | Industrial and Commercial Bank of China Ltd., 3.20% coupon, followed by ABRA Global Finance, 5.50% PIK Rate, 6.00% Cash Rate, due 03/02/2028 (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Chelyabinsk Pipe Plant Via Chelpipe Finance DAC, 4.50% coupon, matured on 09/19/2024, followed by Guitar Center Holdings, Inc., Series A, Pfd., 0.00%.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global ex-US High Yield Corporate Bond ETF — NAV Return	15.68%	3.50%	3.91%
Blended - Invesco Global ex-US High Yield Corporate Bond Benchmark	16.22%	3.38%	4.54%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%
ICE BofA 0-5 Year US High Yield Constrained Index	14.72%	5.08%	4.83%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 0-5 Year US High Yield Constrained Index to the Bloomberg Global Aggregate Index to reflect that the Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 140,520,027
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 472,482
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$140,520,027
Total number of portfolio holdings	534
Total advisory fees paid	$472,482
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Industrial and Commercial Bank of China Ltd., 3.20%,	1.44%
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 9.00%, 06/30/2031	0.88%
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/01/2026	0.64%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	0.62%
Bank of Communications Co. Ltd., 3.80%,	0.60%
Vodafone Group PLC, 7.00%, 04/04/2079	0.58%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.50%
Altice France S.A., 5.13%, 07/15/2029	0.48%
First Quantum Minerals Ltd., 6.88%, 10/15/2027	0.47%
Rakuten Group, Inc., 11.25%, 02/15/2027	0.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Industrial and Commercial Bank of China Ltd., 3.20%,	1.44%
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 9.00%, 06/30/2031	0.88%
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/01/2026	0.64%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	0.62%
Bank of Communications Co. Ltd., 3.80%,	0.60%
Vodafone Group PLC, 7.00%, 04/04/2079	0.58%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.50%
Altice France S.A., 5.13%, 07/15/2029	0.48%
First Quantum Minerals Ltd., 6.88%, 10/15/2027	0.47%
Rakuten Group, Inc., 11.25%, 02/15/2027	0.46%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund added portfolio turnover risk to its principal risks to reflect that frequent trading of portfolio securities could result in increased transaction costs, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]
The Fund added portfolio turnover risk to its principal risks to reflect that frequent trading of portfolio securities could result in increased transaction costs, a lower return and increased tax liability.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000135815 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International BuyBack AchieversTM ETF
Class Name	Invesco International BuyBack AchieversTM ETF
Trading Symbol	IPKW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International BuyBack AchieversTM ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International BuyBack AchieversTM ETF	$63	0.55%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, global equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund outperformed the broader global equities asset class due primarily to its specific security exposures within the consumer discretionary, financials and consumer staples sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq International BuyBack AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.26%, differed from the return of the Index, 29.02%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer discretionary and industrials sectors, respectively.
Positions | UniCredit S.p.A., a financials company, and Barclays PLC, a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | BP PLC, an energy company, and Vale S.A., a materials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International BuyBack AchieversTM ETF — NAV Return	28.26%	9.28%	8.29%
Nasdaq International BuyBack Achievers™ Index (Net)	29.02%	9.89%	8.95%
MSCI ACWI ex USA® Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 91,099,711
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 461,529
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$91,099,711
Total number of portfolio holdings	111
Total advisory fees paid	$461,529
Portfolio turnover rate	93%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
CRH PLC	5.36%
Shell PLC	5.26%
UniCredit S.p.A.	5.19%
BNP Paribas S.A.	5.12%
TotalEnergies SE	4.93%
ING Groep N.V.	4.84%
BP PLC	4.76%
Alibaba Group Holding Ltd.	4.43%
NatWest Group PLC	2.65%
Japan Post Holdings Co. Ltd.	2.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CRH PLC	5.36%
Shell PLC	5.26%
UniCredit S.p.A.	5.19%
BNP Paribas S.A.	5.12%
TotalEnergies SE	4.93%
ING Groep N.V.	4.84%
BP PLC	4.76%
Alibaba Group Holding Ltd.	4.43%
NatWest Group PLC	2.65%
Japan Post Holdings Co. Ltd.	2.52%
* Excluding money market fund holdings, if any.

C000192793 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco 0-5 Yr US TIPS ETF
Class Name	Invesco 0-5 Yr US TIPS ETF
Trading Symbol	PBTP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco 0-5 Yr US TIPS ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco 0-5 Yr US TIPS ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the U.S. Treasury bond market benefited from relatively lower short-term interest rates. Because the Fund holds the vast majority of its portfolio in U.S. Treasury Inflation-Protected Securities ("TIPS") that have shorter durations, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA 0-5 Year US Inflation-Linked Treasury Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 6.57%, differed from the return of the Index, 6.63%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Duration Allocations |  Bonds with maturities of 3-4 years, followed by bonds with maturities of 2-3 years.
Positions | U.S. Treasury Inflation-Indexed Note, 0.50% coupon, due 01/15/2028, followed by U.S. Treasury Inflation-Indexed Note 0.63% coupon, due 01/15/2026.
What detracted from performance?
Duration Allocations |  No maturity durations detracted from the Fund's performance during the period.
Positions | U.S. Treasury Inflation-Indexed Note, 1.63% coupon, due 10/15/2029.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/22/17)
Invesco 0-5 Yr US TIPS ETF — NAV Return	6.57%	3.38%	3.00%
ICE BofA 0-5 Year US Inflation-Linked Treasury Index	6.63%	3.46%	3.09%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.08%

Performance Inception Date	Sep. 22, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 0-5 Year US Inflation-Linked Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 55,141,655
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 43,257
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$55,141,655
Total number of portfolio holdings	28
Total advisory fees paid	$43,257
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Inflation - Indexed Notes, 0.63%, 01/15/2026	4.88%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 01/15/2025	4.82%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 07/15/2025	4.78%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 01/15/2027	4.31%
U.S. Treasury Inflation - Indexed Notes, 0.50%, 01/15/2028	4.23%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2026	4.20%
U.S. Treasury Inflation - Indexed Bonds, 2.38%, 01/15/2025	4.16%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 04/15/2026	4.14%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 07/15/2027	4.08%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 07/15/2029	4.07%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Inflation - Indexed Notes, 0.63%, 01/15/2026	4.88%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 01/15/2025	4.82%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 07/15/2025	4.78%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 01/15/2027	4.31%
U.S. Treasury Inflation - Indexed Notes, 0.50%, 01/15/2028	4.23%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2026	4.20%
U.S. Treasury Inflation - Indexed Bonds, 2.38%, 01/15/2025	4.16%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 04/15/2026	4.14%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 07/15/2027	4.08%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 07/15/2029	4.07%
* Excluding money market fund holdings, if any.

C000197634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Global Timber ETF
Class Name	Invesco MSCI Global Timber ETF
Trading Symbol	CUT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI Global Timber ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Global Timber ETF	$81	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, global equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund underperformed broader global equity markets primarily due to its focus on the paper and forest products sub-industries.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI ACWI IMI Timber Select Capped Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 21.75%, differed from the return of the Index, 22.12%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Paper & plastic packaging products & materials sub-industry, followed by the forest products and metal glass & plastic containers sub-industries, respectively.
Positions | International Paper Co., a paper & plastic packaging products & materials company, and DS Smith PLC, a paper & plastic packaging products & materials company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | UPM-Kymmene OYJ, a paper products company, and Oji Holdings Corp., a paper products company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco MSCI Global Timber ETF — NAV Return	21.75%	6.79%	5.82%
Blended - MSCI ACWI IMI Timber Select Capped Index (Net)	22.12%	6.89%	5.96%
MSCI ACWI (Net)	32.79%	11.08%	9.06%
MSCI World Index (Net)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Index (Net) to the MSCI ACWI (Net) to reflect that the MSCI ACWI (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 55,070,582
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 124,012
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$55,070,582
Total number of portfolio holdings	70
Total advisory fees paid	$124,012
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Smurfit WestRock PLC	5.86%
International Paper Co.	5.73%
Packaging Corp. of America	5.70%
Weyerhaeuser Co.	5.07%
Amcor PLC	5.05%
Avery Dennison Corp.	4.77%
DS Smith PLC	4.75%
Graphic Packaging Holding Co.	4.26%
UPM-Kymmene OYJ	4.18%
Suzano S.A.	3.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Smurfit WestRock PLC	5.86%
International Paper Co.	5.73%
Packaging Corp. of America	5.70%
Weyerhaeuser Co.	5.07%
Amcor PLC	5.05%
Avery Dennison Corp.	4.77%
DS Smith PLC	4.75%
Graphic Packaging Holding Co.	4.26%
UPM-Kymmene OYJ	4.18%
Suzano S.A.	3.96%
* Excluding money market fund holdings, if any.

C000197635 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Global Water Index ETF
Class Name	Invesco S&P Global Water Index ETF
Trading Symbol	CGW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P Global Water Index ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Global Water Index ETF	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, global equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. The Fund outperformed the broader global equities asset class due primarily to its security selection in and overweight allocation to the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P Global Water Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 29.49%, differed from the return of the Index, 29.54%, primarily due to primarily due to fees and expenses that the Fund incurred during the period, which were partially offset by favorable dividend tax withholding on foreign securities as well as income from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations |  Machinery industry, followed by the water utilities and building products industries, respectively.
Positions | Xylem, Inc., a machinery company, and ACWA Power Co., an independent power and renewable electricity producers company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  Multi-utilities industry.
Positions | Orbia Advance Corp. S.A.B. de C.V., a commodity chemicals company, and Supreme Industries Ltd., a commodity chemicals company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Global Water Index ETF — NAV Return	29.49%	9.54%	9.22%
S&P Global Water Index (Net)	29.54%	9.77%	9.48%
MSCI EAFE® Index (Net)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 959,808,437
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 4,847,160
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$959,808,437
Total number of portfolio holdings	66
Total advisory fees paid	$4,847,160
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
American Water Works Co., Inc.	8.35%
Xylem, Inc.	7.35%
United Utilities Group PLC	5.77%
Severn Trent PLC	5.62%
Veralto Corp.	5.58%
Essential Utilities, Inc.	4.63%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	4.63%
Advanced Drainage Systems, Inc.	4.26%
Geberit AG	4.18%
Veolia Environnement S.A.	4.07%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Water Works Co., Inc.	8.35%
Xylem, Inc.	7.35%
United Utilities Group PLC	5.77%
Severn Trent PLC	5.62%
Veralto Corp.	5.58%
Essential Utilities, Inc.	4.63%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	4.63%
Advanced Drainage Systems, Inc.	4.26%
Geberit AG	4.18%
Veolia Environnement S.A.	4.07%
* Excluding money market fund holdings, if any.

C000197644 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco China Technology ETF
Class Name	Invesco China Technology ETF
Trading Symbol	CQQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco China Technology ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco China Technology ETF	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, Chinese equities experienced a mostly negative market environment driven largely by weak consumer demand and an ongoing property crisis. However, at the end of the period, the October announcement of broad government stimulus contributed to a sharp recovery in Chinese equities. Given the Fund's focus on Chinese equities, it largely benefited from this market tailwind and finished the period in positive territory.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE China Incl A 25% Technology Capped Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.91%, differed from the return of the Index, 20.80%, primarily due to fees and expenses that the Fund incurred during the period as well as the impact of currency depreciation.
What contributed to performance?
Industry Allocations |  Interactive media & services industry, followed by the hotels restaurants & leisure industry.
Positions | Meituan, B Shares, a hotels restaurants & leisure company, and Tencent Holdings Ltd., an interactive media & services company.
What detracted from performance?
Industry Allocations |  Consumer staples distribution & retail industry, followed by the software industry.
Positions | Sunny Optical Technology Group Co. Ltd., an electronic equipment instruments & components company and Kingdee International Software Group Co. Ltd., a software company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco China Technology ETF — NAV Return	19.91%	(2.66)%	1.68%
Blended - FTSE China Incl A 25% Technology Capped Index (Net)	20.80%	(1.96)%	1.99%
MSCI China Index (Net)	21.75%	(1.17)%	2.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Jan. 05, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 767,345,488
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 4,245,036
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$767,345,488
Total number of portfolio holdings	151
Total advisory fees paid	$4,245,036
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Meituan, B Shares	10.15%
Tencent Holdings Ltd.	8.17%
PDD Holdings, Inc., ADR	7.66%
Baidu, Inc., A Shares	5.71%
Kuaishou Technology	5.44%
Bilibili, Inc., Z Shares	4.62%
SenseTime Group, Inc., B Shares	3.55%
Sunny Optical Technology Group Co. Ltd.	3.12%
Kingdee International Software Group Co. Ltd.	2.23%
Hygon Information Technology Co. Ltd., A Shares	2.16%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meituan, B Shares	10.15%
Tencent Holdings Ltd.	8.17%
PDD Holdings, Inc., ADR	7.66%
Baidu, Inc., A Shares	5.71%
Kuaishou Technology	5.44%
Bilibili, Inc., Z Shares	4.62%
SenseTime Group, Inc., B Shares	3.55%
Sunny Optical Technology Group Co. Ltd.	3.12%
Kingdee International Software Group Co. Ltd.	2.23%
Hygon Information Technology Co. Ltd., A Shares	2.16%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective January 5, 2024, the Fund's annual unitary management fee was reduced to 0.65% of the Fund's average daily net assets.

Material Fund Change Expenses [Text Block]	Effective January 5, 2024, the Fund's annual unitary management fee was reduced to 0.65% of the Fund's average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000226858 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Green Building ETF
Class Name	Invesco MSCI Green Building ETF
Trading Symbol	GBLD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI Green Building ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Green Building ETF	$43	0.38%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, real estate had a much more constructive year than in recent years past, as declining interest rates generated fresh interest in the sector. While the Fund primarily invests in real estate companies, its focus on sustainable properties left it with a large underweight allocation to U.S. REITs and a large overweight allocation to Japanese REITs, which created a performance headwind despite the generally supportive environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI Global Green Building Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 23.99%, differed from the return of the Index, 24.30%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Office REITs sub-industry, followed by the retail REITs and homebuilding sub-industries, respectively.
Positions | Alexandria Real Estate Equities, Inc., a health care REITs company and Unibail-Rodamco-Westfield SE, a retail REITs company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | Nomura Real Estate Master Fund, Inc., a diversified REITs company and Daiwa House REIT Investment Corp., a diversified REITs company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (04/22/21)
Invesco MSCI Green Building ETF — NAV Return	23.99%	(5.56)%
MSCI Global Green Building Index (Net)	24.30%	(5.61)%
MSCI All Country World IMI Index (Net)	32.33%	6.25%

Performance Inception Date	Apr. 22, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 8,631,270
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 24,004
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$8,631,270
Total number of portfolio holdings	94
Total advisory fees paid	$24,004
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Alexandria Real Estate Equities, Inc.	6.55%
Daiwa House Industry Co. Ltd.	6.30%
BXP, Inc.	4.48%
Unibail-Rodamco-Westfield SE	3.64%
CapitaLand Integrated Commercial Trust	3.24%
CapitaLand Ascendas REIT	2.82%
Klepierre S.A.	2.59%
Vornado Realty Trust	2.50%
Nippon Building Fund, Inc.	2.48%
Meritage Homes Corp.	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alexandria Real Estate Equities, Inc.	6.55%
Daiwa House Industry Co. Ltd.	6.30%
BXP, Inc.	4.48%
Unibail-Rodamco-Westfield SE	3.64%
CapitaLand Integrated Commercial Trust	3.24%
CapitaLand Ascendas REIT	2.82%
Klepierre S.A.	2.59%
Vornado Realty Trust	2.50%
Nippon Building Fund, Inc.	2.48%
Meritage Homes Corp.	2.45%
* Excluding money market fund holdings, if any.

C000229461 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Class Name	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Trading Symbol	BLKC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$83	0.60%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, digital assets experienced a positive market environment. Since many blockchain-related companies either are exposed to digital asset prices directly or generate revenues from activity in the space, they also benefited from the strong performance of digital assets.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Alerian Galaxy Global Blockchain Equity, Trusts and ETPs Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 76.95%, differed from the return of the Index, 76.77%, primarily due to income from the securities lending program in which the Fund participates, partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Software industry, followed by the capital markets and semiconductors & semiconductor equipment industries, respectively.
Positions | Grayscale Bitcoin Trust BTC, an exchange-traded fund, and MicroStrategy Inc., Class A, a software company.
What detracted from performance?
Industry Allocations |  Technology hardware storage & peripherals industry, followed by the food products and household durables industries, respectively.
Positions | Stronghold Digital Mining, Inc., Class A, a software company, and Canaan, Inc., ADR, a technology hardware storage & peripherals company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/07/21)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF — NAV Return	76.95%	(1.34)%
Alerian Galaxy Global Blockchain Equity, Trusts & ETPs Index (Net)	76.77%	(1.68)%
MSCI ACWI (Net)	32.79%	6.70%

Performance Inception Date	Oct. 07, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,362,725
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 19,333
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,362,725
Total number of portfolio holdings	69
Total advisory fees paid	$19,333
Portfolio turnover rate	91%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust	7.03%
Grayscale Bitcoin Trust BTC	3.62%
Fidelity Wise Origin Bitcoin Fund	3.40%
Terawulf, Inc.	2.14%
Hut 8 Corp.	1.83%
Cipher Mining, Inc.	1.73%
MicroStrategy, Inc., Class A	1.72%
SoFi Technologies, Inc.	1.67%
Bit Digital, Inc.	1.66%
Hive Digital Technologies Ltd.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust	7.03%
Grayscale Bitcoin Trust BTC	3.62%
Fidelity Wise Origin Bitcoin Fund	3.40%
Terawulf, Inc.	2.14%
Hut 8 Corp.	1.83%
Cipher Mining, Inc.	1.73%
MicroStrategy, Inc., Class A	1.72%
SoFi Technologies, Inc.	1.67%
Bit Digital, Inc.	1.66%
Hive Digital Technologies Ltd.	1.64%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal risks to reflect that the Fund may obtain investment exposure to cryptocurrencies indirectly through investments in cryptocurrency exchange-traded products.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]
The Fund modified its principal risks to reflect that the Fund may obtain investment exposure to cryptocurrencies indirectly through investments in cryptocurrency exchange-traded products.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000229462 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Alerian Galaxy Crypto Economy ETF
Class Name	Invesco Alerian Galaxy Crypto Economy ETF
Trading Symbol	SATO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Alerian Galaxy Crypto Economy ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Alerian Galaxy Crypto Economy ETF	$96	0.60%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, digital assets experienced a positive market environment. Stocks of companies that are materially engaged in the research and development of blockchain technology, cryptocurrency mining, cryptocurrency buying, or cryptocurrency enabling technologies benefited from the strong performance of digital assets.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts and ETPs Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 121.02%, differed from the return of the Index, 115.99%, primarily due to income from the securities lending program in which the Fund participates, partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Software industry, followed by the capital markets and IT services industries, respectively.
Positions | Grayscale Bitcoin Trust BTC, an exchange-traded fund, and CleanSpark, Inc., a software company.
What detracted from performance?
Industry Allocations |  Technology hardware storage & peripherals industry, followed by the industrial conglomerates industry.
Positions | Canaan, Inc., ADR, a technology hardware storage & peripherals company, and Stronghold Digital Mining, Inc., Class A, a software company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/07/21)
Invesco Alerian Galaxy Crypto Economy ETF — NAV Return	121.02%	(9.23)%
Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts & ETPs Index (Net)	115.99%	(9.91)%
MSCI ACWI (Net)	32.79%	6.70%

Performance Inception Date	Oct. 07, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 8,483,768
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 46,595
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$8,483,768
Total number of portfolio holdings	49
Total advisory fees paid	$46,595
Portfolio turnover rate	137%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust	6.54%
Terawulf, Inc.	4.65%
Hut 8 Corp.	3.98%
Cipher Mining, Inc.	3.77%
MicroStrategy, Inc., Class A	3.74%
Bit Digital, Inc.	3.61%
Hive Digital Technologies Ltd.	3.56%
Iris Energy Ltd.	3.49%
Canaan, Inc., ADR	3.46%
CleanSpark, Inc.	3.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust	6.54%
Terawulf, Inc.	4.65%
Hut 8 Corp.	3.98%
Cipher Mining, Inc.	3.77%
MicroStrategy, Inc., Class A	3.74%
Bit Digital, Inc.	3.61%
Hive Digital Technologies Ltd.	3.56%
Iris Energy Ltd.	3.49%
Canaan, Inc., ADR	3.46%
CleanSpark, Inc.	3.44%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal risks to reflect that the Fund may obtain investment exposure to cryptocurrencies indirectly through investments in cryptocurrency exchange-traded products.

Material Fund Change Risks Change [Text Block]	The Fund modified its principal risks to reflect that the Fund may obtain investment exposure to cryptocurrencies indirectly through investments in cryptocurrency exchange-traded products.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000250890 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Global Climate 500 ETF
Class Name	Invesco MSCI Global Climate 500 ETF
Trading Symbol	KLMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI Global Climate 500 ETF (the “Fund”) for the period June 24, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Global Climate 500 ETF	$4	0.10%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 4	[3]
Expense Ratio, Percent	0.10%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended October 31, 2024, developed market equities experienced a mostly positive market environment due to strong global economic growth and broadly accommodative central banks. Given the Fund's primary focus on broad-based developed market equities, it largely benefited from the market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI ACWI Select Climate 500 Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that are based on the securities in the Index.
• For the fiscal period ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 3.81%, differed from the return of the Index, 3.77%, primarily due to positive impacts of foreign fair valuation.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and consumer discretionary sectors, respectively.
Positions | Apple, Inc., an information technology company, and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations |  Energy sector, followed by the information technology sector and health care sector, respectively.
Positions | Microsoft Corp., an information technology company, and ASML Holding N.V., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (06/26/24)
Invesco MSCI Global Climate 500 ETF — NAV Return	3.81%
MSCI ACWI Select Climate 500 Index	3.77%
MSCI ACWI (Net)	4.03%

Performance Inception Date	Jun. 26, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,679,618,228
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 577,549
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,679,618,228
Total number of portfolio holdings	502
Total advisory fees paid	$577,549
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	4.42%
Apple, Inc.	4.41%
Microsoft Corp.	3.83%
Amazon.com, Inc.	2.32%
Meta Platforms, Inc., Class A	1.68%
Alphabet, Inc., Class A	1.52%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.10%
Broadcom, Inc.	1.03%
Alphabet, Inc., Class C	1.01%
Tesla, Inc.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	4.42%
Apple, Inc.	4.41%
Microsoft Corp.	3.83%
Amazon.com, Inc.	2.32%
Meta Platforms, Inc., Class A	1.68%
Alphabet, Inc., Class A	1.52%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.10%
Broadcom, Inc.	1.03%
Alphabet, Inc., Class C	1.01%
Tesla, Inc.	0.98%
* Excluding money market fund holdings, if any.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[4]	Annualized.